Subsequent Events (Details Narrative) - USD ($)													9 Months Ended	12 Months Ended
	Oct. 27, 2016	Aug. 26, 2016	Apr. 01, 2016	Jan. 25, 2016	Jan. 22, 2016	Jan. 14, 2016	Jan. 08, 2016	Dec. 24, 2015	Dec. 01, 2015	Sep. 10, 2015	Sep. 02, 2015	Jun. 17, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 06, 2016
Reverse stock split description		1-for-1,000	1-for-100 reverse stock split									1-for-100 reverse split	100-for-1
Common stock shares authorized		40,000,000											40,000,000	40,000,000	40,000,000
Number of common stock shares issued during the period													200,000,000	446,045	915,875
Shares issued, price per share													$ 10.00	$ 10.00	$ 5.00	$ 10.00
Number of common stock issued during the period															$ 3,059,957
Existing Stockholders [Member]
Number of common stock shares issued during the period					370									13,437
Shares issued, price per share					$ 50.00
Number of common stock issued during the period					$ 18,500									$ 671,890
Subsequent Event [Member]
Reverse stock split description	1-for-1,000					On January 14, 2016, we filed a Preliminary Schedule 14C Information Statement with the Securities and Exchange Commission, in connection with the approval of articles of amendment to our amended and restated articles of incorporation, as amended, by our Board of Directors and the holder of a majority of the voting power of the issued and outstanding capital stock of the Company, to, on the Effective Date (as defined below), (i) effect a reverse stock split of the issued and outstanding shares of the common stock, at the ratio of 1-for-100, (ii) immediately after the reverse stock split, effect a forward stock split on a 100-for-1 share basis of the issued and outstanding common stock and reduce the number of authorized shares of common stock from 3,000,000,000 to 200,000,000, and (iii) immediately prior to the reverse stock split, pay in cash to those shareholders holding fewer than 100 shares of common stock, instead of issuing fractional shares, an amount per share equal to the average closing price per share of the common stock on the OTCQB, averaged over a period of 30 consecutive calendar days ending on (and including) the date of the Effective Date, without interest. The articles of amendment will be effective upon their filing with the Secretary of State of Florida which will occur approximately, but not less than, 20 days after the definitive information statement is mailed to the shareholders of the Company (“Effective Date”).
Common stock shares authorized	200,000,000
Number of common stock shares issued during the period	213			100,000
Shares issued, price per share				$ 50.00
Subsequent Event [Member] | Existing Stockholders [Member]
Number of common stock shares issued during the period					370
Shares issued, price per share					$ 50.00
Number of common stock issued during the period					$ 18,500
Subsequent Event [Member] | Minimum [Member]
Common stock shares authorized	40,000,000					3,000,000,000
Subsequent Event [Member] | Maximum [Member]
Common stock shares authorized						200,000,000
Series G Preferred Stock [Member]
Number of unconverted shares of preferred stock								160,000
Number of unconverted shares of preferred stock value								$ 160,000
Number of common stock issued conversion basis														1,050,000
Series A Preferred Stock [Member] | Minimum [Member]
Number of common stock issued conversion basis									0.8	0.4	0.4
Series A Preferred Stock [Member] | Maximum [Member]
Number of common stock issued conversion basis									1.6	0.8	0.8
Series A Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock conversion ratio							Adjusting the conversion ratio of the Series A preferred stock from 1.6 to 3.2 shares of common stock for each Series A preferred stock
Series A Preferred Stock [Member] | Subsequent Event [Member] | Minimum [Member]
Number of common stock issued conversion basis							1.6
Series A Preferred Stock [Member] | Subsequent Event [Member] | Maximum [Member]
Number of common stock issued conversion basis							3.2
Series H Preferred Stock [Member]
Number of common stock issued conversion basis														160,000
Preferred stock conversion ratio													0.13 votes for each share of preferred stock
Series H Preferred Stock [Member] | Subsequent Event [Member]
Number of common stock issued conversion basis							10,000
Series H Preferred Stock [Member] | Subsequent Event [Member] | Minimum [Member]
Number of common stock issued conversion basis							1
Series H Preferred Stock [Member] | Subsequent Event [Member] | Maximum [Member]
Number of common stock issued conversion basis							5,332
Preferred stock conversion ratio							0.5332